Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts (Detail) (Options Held, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Options Held
Derivatives, Fair Value [Line Items]
Purchased (asset), Amortized cost	$ 516,120	$ 397,427
Purchased (asset), Fair value	504,309	603,043
Purchased (asset), Notional	40,747,227	29,396,102
Sold (liability), Basis	323,227	305,781
Sold (liability), Fair value	322,185	415,813
Sold (liability), Notional	$ 32,723,520	$ 25,178,432